Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2022 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2021 MXN ($) EquityInstruments shares	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2022 shares	Dec. 31, 2022 EquityInstruments	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Feb. 28, 2022 shares	Jan. 31, 2022 shares	Aug. 31, 2021 shares	Jun. 30, 2020 shares
Share based payment arrangements
Share-based compensation expense | $		$ 1,665,909	$ 1,088,413	$ 984,356
Long Term Retention Plan [Member]
Share based payment arrangements
Granted annually under LTRP	1.50%
Shares sold in open market					26.1
Number of shares held in connection of with cancellation of shares												2,798.9
Number of shares held in connection of with forfeited rights					728.0
Funding made for acquisition of shares | $		$ 648,242	$ 328,500
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust		70.70%
Percentage of CPOs or its equivalents held in the form other than CPO by trust		29.30%
Number reserved for future vesting					86.7
Ordinary Participation Certificates [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Shares outstanding | EquityInstruments			176,858	160,365		170,731
Shares vested | EquityInstruments		15,047	8,633
Sale price per CPO | $ / shares		$ 1.60
Number of other equity instruments forfeited in share-based payment arrangement | EquityInstruments		18,580	13,674
Number of CPOs owned by trust for employees							1.7	23.9	24.7		1.0
Number of CPOs released								0.8
Number of shares held in connection of with cancellation of shares					17.2
Number of other equity instruments held in connection of with cancellation of shares					2,011.4							23.9
Number of shares held in connection of with forfeited rights					879.5
Number of other equity instruments held in connection of with forfeited rights			7.5		7.5					17.2		6.2
Funding made for acquisition of shares | $		$ 774,073
Ordinary Participation Certificates [Member] | Retention Plan Trust
Share based payment arrangements
Shares outstanding		152,300				152,300
Shares vested		52,900	4,400
Funding made for acquisition of shares | $		$ 980,410
Certain officers and employee | Series Shares [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Number of shares held in connection of with forfeited rights								10.8
Certain officers and employee | Ordinary Participation Certificates [Member] | Long Term Retention Plan [Member]
Share based payment arrangements
Number of CPOs released					8.0			7.1
Number of CPOs cancelled		10.8
Bottom Of Range | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 38.32
Top Of Range | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 1.60